Expense Example - (Absolute Return Currency Fund)	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class A 1 year	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class A 3 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class A 5 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class A 10 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class C 1 year	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class C 3 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class C 5 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class C 10 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class I 1 year	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class I 3 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class I 5 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class I 10 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class R6 1 year	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class R6 3 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class R6 5 years	(John Hancock Absolute Return Currency Fund - Classes A, C, I and R6) Class R6 10 years	(John Hancock Absolute Return Currency Fund - Class R4) Class R4 1 year	(John Hancock Absolute Return Currency Fund - Class R4) Class R4 3 years	(John Hancock Absolute Return Currency Fund - Class R4) Class R4 5 years	(John Hancock Absolute Return Currency Fund - Class R4) Class R4 10 years	(John Hancock Absolute Return Currency Fund - Class NAV) Class NAV 1 year	(John Hancock Absolute Return Currency Fund - Class NAV) Class NAV 3 years	(John Hancock Absolute Return Currency Fund - Class NAV) Class NAV 5 years	(John Hancock Absolute Return Currency Fund - Class NAV) Class NAV 10 years
USD ($)	440	739	1,058	1,963	315	667	1,144	2,286	114	359	622	1,376	104	328	569	1,261	130	427	746	1,650	103	324	563	1,250